share-based compensation (Tables)	6 Months Ended
Jun. 30, 2019
share-based compensation
Details of share-based compensation expense

		2019			2018
			Associated	Statement		Associated	Statement
		Employee	operating	of cash	Employee	operating	of cash
		benefits	cash	flows	benefits	cash	flows
Periods ended June 30 (millions)	Note	expense	outflows	adjustment	expense	outflows	adjustment
THREE-MONTH
Restricted share units	(b)	$17	$(1)	$16	$34	$1	$35
Employee share purchase plan	(c)	9	(9)	—	9	(9)	—
Share option awards	(d)	4	—	4	—	—	—
		$30	$(10)	$20	$43	$(8)	$35

SIX-MONTH
Restricted share units	(b)	$40	$(7)	$33	$52	$1	$53
Employee share purchase plan	(c)	18	(18)	—	18	(18)	—
Share option awards	(d)	6	—	6	—	—	—
		$64	$(25)	$39	$70	$(17)	$53

TELUS Corporation restricted share units
share-based compensation
Disclosure of restricted stocks units

The following table presents a summary of outstanding TELUS Corporation non-vested restricted share units.

	June 30,	December 31,
Number of non-vested restricted share units as at	2019	2018
Restricted share units without market performance conditions
Restricted share units with only service conditions	2,920,895	3,037,881
Notional subset affected by total customer connections performance condition	159,264	155,639
	3,080,159	3,193,520
Restricted share units with market performance conditions
Notional subset affected by relative total shareholder return performance condition	477,791	466,917
	3,557,950	3,660,437

The following table presents a summary of the activity related to TELUS Corporation restricted share units without market performance conditions.

	Three months			Six months
			Weighted			Weighted
	Number of restricted		average	Number of restricted		average
	share units [1]		grant-date	share units [1]		grant-date
Periods ended June 30, 2019	Non-vested	Vested	fair value	Non-vested	Vested	fair value
Outstanding, beginning of period
Non-vested	3,096,260	—	$44.86	3,193,520	—	$44.85
Vested	—	6,472	$44.45	—	63,383	$44.89
Issued
Initial award [2]	—	—	$—	2,222	—	$45.03
In lieu of dividends	34,109	68	$49.31	73,189	148	$47.02
Vested	(9,513)	9,513	$44.64	(104,800)	104,800	$43.98
Settled in cash	—	(9,900)	$44.63	—	(162,178)	$44.02
Forfeited and cancelled	(40,697)	—	$44.89	(83,972)	—	$44.87
Outstanding, end of period
Non-vested	3,080,159	—	$44.86	3,080,159	—	$44.86
Vested	—	6,153	$44.47	—	6,153	$44.47
(1)	Excluding the notional subset of restricted share units affected by the relative total shareholder return performance condition.
(2)	Awards in 2019 are largely expected to be made during the three-month period ending September 30, 2019.

With respect to certain issuances of TELUS Corporation restricted share units, we have entered into cash-settled equity forward agreements that fix our cost; that information, as well as a schedule of non-vested TELUS Corporation restricted share units outstanding as at June 30, 2019, is set out in the following table.

	Number of		Number of	Total number of
	fixed-cost	Our fixed cost	variable-cost	non-vested
	restricted	per restricted	restricted share	restricted share
Vesting in years ending December 31	share units	share unit	units	units [1]
2019	1,439,418	$45.53	130,211	1,569,629
2020	1,369,272	$48.71	350,364	1,719,636
	2,808,690		480,575	3,289,265
(1)	Excluding the notional subset of restricted share units affected by the relative total shareholder return performance condition vesting in the years ending December 31, 2019.

TELUS International (Cda) Inc. restricted share units
share-based compensation
Disclosure of restricted stocks units

	Three months					Six months
	US$ denominated			Canadian $ denominated		US$ denominated			Canadian $ denominated
	Number of	Weighted		Number of	Weighted	Number of	Weighted		Number of	Weighted
	non-vested	average		vested	average	non-vested	average		vested	average
	restricted	grant-date		restricted	grant-date	restricted	grant-date		restricted	grant-date
Periods ended June 30, 2019	share units	fair value		share units	fair value	share units	fair value		share units	fair value
Outstanding, beginning of period
Non-vested	554,625	US$	25.67	—	$—	561,712	US$	25.68	—	$—
Vested	—	US$	—	—	$—	—	US$	—	32,299	$21.36
Issued	92,355	US$	27.81	—	$—	92,355	US$	27.81	—	$—
Exercised	—	US$	—	—	$—	—	US$	—	(32,299)	$21.36
Forfeited and cancelled	(1,387)	US$	26.34	—	$—	(8,474)	US$	26.51	—	$—
Outstanding, end of period	645,593	US$	25.98	—	$—	645,593	US$	25.98	—	$—

TELUS Corporation share options
share-based compensation
Disclosure of stock options

	Three months		Six months
	Number of	Weighted	Number of	Weighted
	share	average share	share	average share
Periods ended June 30, 2019	options	option price	options	option price
Outstanding, beginning of period	196,800	$29.21	326,164	$29.22
Exercised [1]	(191,822)	$29.17	(320,958)	$29.20
Forfeited	(228)	$29.18	(456)	$29.18
Expired	(2,260)	$29.18	(2,260)	$29.18
Outstanding, end of period [2]	2,490	$31.69	2,490	$31.69
(1)

The total intrinsic value of share option awards exercised for the three-month and six-month periods ended June 30, 2019, was $4 million and $6 million, respectively, reflecting weighted average prices at the dates of exercise of $49.59 per share and $48.89 per share, respectively. The difference between the number of share options exercised and the number of Common Shares issued (as reflected in the Consolidated statements of changes in owners’ equity) is the effect of our choosing to settle share option award exercises using the net-equity settlement feature.

(2)	All outstanding TELUS Corporation share options are vested, their price is $31.69 per share and their weighted average remaining contractual life is 0.1 year.

TELUS International (Cda) Inc. share options
share-based compensation
Disclosure of stock options

	Three months					Six months
	US$ denominated			Canadian $ denominated		US$ denominated			Canadian $ denominated
Weighted
	Number of	average		Number of		Number of	Weighted		Number of	Share
	share	share		share	Share	share	average share		share	option
Periods ended June 30, 2019	options	option price [1]		options	option price [2]	options	option price [1]		options	price [2]
Outstanding, beginning and end of period	858,735	US$	29.83	53,832	$21.36	858,735	US$	29.83	53,832	$21.36
(1)	The range of share option prices is US $21.90 – US $40.26 per TELUS International (Cda) Inc. equity share and the weighted average remaining contractual life is 7.9 years.
(2)	The weighted average remaining contractual life is 7.1 years.